Note 16 - Plant Restructuring	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]
1
6
. Plant Restructuring

During
2019,
the Company recorded an impairment and restructuring charges of
$11.7
million related to continuing operations. Of this amount,
$2.3
relates to the partial closure of a plant in the Midwest (
$1.8
million is equipment moves and
$0.5
is severance),
$1.3
million related to the sale of a plant in the Northeast (
$0.5
million is equipment moves and
$0.8
million is severance), and
$0.3
million for the partial sale of a plant in the Northwest (
$0.2
million is severance,
$0.1
million is mostly equipment moves). In addition, the Company recorded a charge for an impairment of long-lived assets of
$7.8
million for a Northwest plant that will be ceasing production after this growing season.

During
2018,
the Company recorded a restructuring charge of
$0.3
related to the closing of a plant in the Midwest and Northwest.

These charges are included under Plant Restructuring in the Consolidated Statements of Net Earnings (Loss). Severance Payable and Other Costs Payable are included in Other Accrued Expenses on the Consolidated Balance Sheets.

The following table summarizes the severance and other cost recorded and the accruals established during
2018
and
2019:

		Other
	Severance	Cost
	Payable	Payable	Total

Balance March 31, 2017	$37	$305	$342
Charge to expense	161	164	325
Cash payments/write offs	(198)	(469)	(667)
Balance March 31, 2018	-	-	-
Charge to expense	1,508	1	1,509
Cash payments/write offs	(1,283)	-	(1,283)
Balance March 31, 2019	$225	$1	$226